Shareholders' Equity (Details)									6 Months Ended		12 Months Ended
	Nov. 30, 2023 $ / shares shares	Apr. 08, 2023 shares	Apr. 07, 2023 shares	Oct. 31, 2022 $ / shares shares	Mar. 03, 2022 CNY (¥) shares	May 07, 2020 $ / shares	Feb. 20, 2019 $ / shares shares	Feb. 08, 2019 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Jun. 30, 2024 $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Mar. 03, 2022 $ / shares	Nov. 08, 2021 shares
Shareholders’ Equity [Line Items]
Per share based (in Dollars per share) | $ / shares																$ 5.13
Fair value amount (in Yuan Renminbi) | ¥					¥ 127,000
Repurchased aggregate share	119,725
Treasury stock, per shares (in Dollars per share) | $ / shares	$ 3.2
Exercisable per share (in Dollars per share) | $ / shares							$ 11.5	$ 11.5
Company sold (in Dollars) | $								$ 100,000
Option purchase								375,000
Aggregate exercise price (in Dollars) | $								$ 4,312,500
Option to purchase additional exercisable							56,250
Warrants shares													110,000
Receipt of cash payament (in Dollars) | $										$ 100,000
Unit purchase option (in Dollars) | $										$ 1,286,000
Expected volatility									35.00%	35.00%
Risk-free interest rate									2.44%	2.44%
Earn-out shares (in Dollars) | $											$ 9,960,000
Warrant [Member]
Shareholders’ Equity [Line Items]
Warrant price per (in Dollars per share) | $ / shares										$ 0.01
Warrants expiration date									Feb. 05, 2024
Warrants shares													100,000
UPO [Member]
Shareholders’ Equity [Line Items]
Warrants shares													100,000
RSUs [Member]
Shareholders’ Equity [Line Items]
ESOP Committee approved amount													2,053,783
RSUs outstanding												716,956
Stock Issued During Period, Value, Restricted Stock Award, Forfeitures (in Dollars) | $											21,206
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value (in Dollars) | $											$ 434,093
Common Unit, Outstanding															773,874
Shares vested											403,829
RSUs outstanding									639,544
RSUs [Member] | 2021 Equity Incentive Plan [Member]
Shareholders’ Equity [Line Items]
ESOP Committee approved amount									272,999	272,999	512,217
Shares forfeited											2,973
Business Combination [Member]
Shareholders’ Equity [Line Items]
Per share price (in Dollars per share) | $ / shares														$ 2.98
Weiliantong [Member]
Shareholders’ Equity [Line Items]
Convertible promissory note (in Yuan Renminbi) | ¥					¥ 180,000
Issuances total															82.72%
Weilaijin [Member]
Shareholders’ Equity [Line Items]
Fair value (in Yuan Renminbi) | ¥									¥ 20,817,000
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Authorized issue									Unlimited	Unlimited	Unlimited
Authorized issue (in Dollars per share) | (per share)
Ordinary shares																	2,625,058
Ordinary shares, issued									38,920,797						38,113,879
Ordinary shares, outstanding									38,920,797						38,113,879
Issuance of ordinary shares		403,089			3,898,511
Repurchased aggregate share				794,120
Treasury stock, per shares (in Dollars per share) | $ / shares				$ 3.01
Class A Ordinary Shares [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Exercisable per share (in Dollars per share) | $ / shares														16.5
Class A Ordinary Shares [Member] | Weiliantong [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, issued															403,089
Issuance of ordinary shares			487,314
Class A Ordinary Shares [Member] | Weilaijin [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, issued									636,691
Shares to be issued (in Yuan Renminbi) | ¥									¥ 20,817,000						¥ 20,817,000
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Authorized issue									Unlimited	Unlimited	Unlimited
Authorized issue (in Dollars per share) | (per share)
Ordinary shares																	2,625,058
Ordinary shares, issued									2,925,058						2,925,058
Ordinary shares, outstanding									2,925,058						2,925,058
Class A Preferred Shares [Member]
Shareholders’ Equity [Line Items]
Preferred stock, shares issued																	50,000,000
Public Warrants [Member]
Shareholders’ Equity [Line Items]
Exercise price (in Dollars per share) | $ / shares						$ 11.5				$ 11.5